Income Taxes (Tables)	12 Months Ended
Mar. 31, 2013
Total Income Tax Expense (Benefit)

Total income tax expense (benefit) for each of the years in the three-year period ended March 31, 2013 are allocated as follows:

	Yen (millions)
	2011	2012	2013
Income from continuing operations	¥206,827	¥135,735	¥178,976
Other comprehensive income (loss) (note 15)	(4,869)	(20,701)	252

	¥201,958	¥115,034	¥179,228

Income (Loss) before Income Taxes and Equity in Income of Affiliates by Japanese and Foreign Source

Income (loss) before income taxes and equity in income of affiliates by Japanese and foreign source for each of the years in the three-year period ended March 31, 2013 consisted of the following:

	Yen (millions)
	2011	2012	2013
Income (loss) before income taxes
Japanese	¥115,740	¥(125,787)	¥50,450
Foreign	514,808	383,190	438,441

	¥630,548	¥257,403	¥488,891

Income Tax Expense (Benefit)

Income tax expense (benefit) for each of the years in the three-year period ended March 31, 2013 consisted of the following:

	Yen (millions)
	2011	2012	2013
Income taxes
Current
Japanese	¥(52,701)	¥8,136	¥(3,666)
Foreign	129,348	77,938	129,390

	¥76,647	¥86,074	¥125,724

Deferred
Japanese	¥22,324	¥(26,071)	¥21,977
Foreign	107,856	75,732	31,275

	¥130,180	¥49,661	¥53,252

Total
Japanese	¥(30,377)	¥(17,935)	¥18,311
Foreign	237,204	153,670	160,665

	¥206,827	¥135,735	¥178,976

Effective Income Tax Rate

The effective income tax rate for Honda for each of the years in the three-year period ended March 31, 2013 differs from the Japanese statutory income tax rate for the following reasons:

	2011	2012	2013
Statutory income tax rate	40.0%	40.0%	37.9%
Recognition of valuation allowance	2.3	7.2	2.2
Difference in statutory tax rates of foreign subsidiaries	(6.2)	(12.2)	(6.7)
Reversal of valuation allowance	(0.7)	(1.8)	(1.5)
Research and development credit	(0.3)	(0.6)	(0.7)
Dividend and royalty income from subsidiaries and affiliates, net of foreign tax credit	6.1	9.8	4.4
Undistributed earnings of subsidiaries and affiliates	2.8	2.7	1.8
Other adjustments relating to prior years	—	0.4	(1.5)
Adjustments for unrecognized tax benefits	(10.3)	(1.1)	0.2
Adjustments for the change in income tax laws*	—	8.3	0.5
Other	(0.9)	0.0	0.0

Effective tax rate	32.8%	52.7%	36.6%

*

On November 30, 2011, the National Diet of Japan approved the laws for amendments to previous income tax laws. Upon the change in the laws, the statutory income tax rate in Japan for the year ended March 31, 2013 was changed to 37.9%. The tax rate will be changed to 35.1% for fiscal years beginning on or after April 1, 2015. Thus, the Company and its Japanese subsidiaries re-measured deferred tax assets and liabilities as of the enactment date based on the new tax rates to be applied in the fiscal years in which temporary differences are expected to be recovered or settled. As a result, net deferred tax assets decreased ¥16,072 million, and income tax expenses increased ¥16,072 million, as of the enactment date of the laws. This impact is included in Adjustments for the change in income tax laws for the year ended March 31, 2012. The impact for the year ended March 31, 2013 is not material.

Tax Effects of Temporary Differences that Give Rise to Significant Portions of Deferred Tax Assets and Deferred Tax Liabilities

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at March 31, 2012 and 2013 are presented below:

	Yen (millions)
	2012	2013
Deferred tax assets:
Inventories	¥28,371	¥28,122
Allowance for dealers and customers	79,075	87,224
Accrued bonus	28,408	32,380
Property, plant and equipment	54,330	65,397
Operating loss carryforwards	145,140	138,559
Pension and other postretirement benefits*	217,531	229,102
Other	161,107	166,894

Total gross deferred tax assets	713,962	747,678
Less valuation allowance	69,092	81,007

Net deferred tax assets	644,870	666,671

Deferred tax liabilities:
Inventories	(11,044)	(16,575)
Prepaid pension expenses	(19,586)	(12,274)
Property, plant and equipment, excluding lease transactions	(65,774)	(80,103)
Direct financing lease transactions	(17,942)	(23,580)
Operating lease transactions	(525,865)	(623,535)
Undistributed earnings of subsidiaries and affiliates	(91,241)	(89,126)
Net unrealized gains on available-for-sale securities	(21,218)	(27,042)
Other	(42,673)	(51,727)

Total gross deferred tax liabilities	(795,343)	(923,962)

Net deferred tax asset (liability)	¥(150,473)	¥(257,291)

Deferred Income Tax Assets and Liabilities

Deferred income tax assets and liabilities at March 31, 2012 and 2013 are reflected in the consolidated balance sheets under the following captions:

	Yen (millions)
	2012	2013
Current assets-Deferred income taxes	¥188,755	¥234,075
Other assets*	188,586	127,248
Other current liabilities	(1,515)	(2,735)
Other liabilities	(526,299)	(615,879)

Net deferred tax asset (liability)	¥(150,473)	¥(257,291)

*	The amount at March 31, 2012 has been corrected from the amount previously disclosed, see note 1(w).

Changes in Valuation Allowance for Deferred Tax Assets

For the years ended March 31, 2011, 2012 and 2013, the changes in the valuation allowance for deferred tax assets are as follows:

	Yen (millions)
	2011	2012	2013
Balance at beginning of year	¥53,410	¥65,479	¥69,092
Additions	14,265	18,665	10,741
Deductions	(4,118)	(4,651)	(7,347)
Effect of exchange rate changes and others	1,922	(10,401)	8,521

Balance at end of year	¥65,479	¥69,092	¥81,007

Operating Loss and Tax Credit Carryforwards

Periods available to offset future taxable income and income taxes vary in each tax jurisdiction and range from one year to an indefinite period as follows:

Yen (millions)
Operating loss carryforwards:
Within 1 year	¥1,456
1 to 5 years	3,431
5 to 20 years	316,602
Indefinite periods	87,227

¥408,716

Yen (millions)
Tax credit carryforwards:
Within 1 year	¥79
1 to 5 years	717
5 to 20 years	11,793
Indefinite periods	703

¥13,292

Reconciliations of Beginning and Ending Amount of Unrecognized Tax Benefits

Reconciliations of the beginning and ending amount of unrecognized tax benefits for the years ended March 31 are as follows:

	Yen (millions)
	2011	2012	2013
Balance at beginning of year	¥109,473	¥46,265	¥43,627
Additions for tax positions related to the current year	12,338	2,910	—
Additions for tax positions of prior years	7,280	4,538	687
Reductions for tax positions of prior years*	(71,519)	(1,217)	(7,855)
Settlements*	(9,191)	(1,688)	—
Reductions for statute of limitations	(8)	(6,894)	—
Effect of exchange rate changes	(2,108)	(287)	2,692

Balance at end of year	¥46,265	¥43,627	¥39,151

*	Due to mutual negotiated agreements regarding transfer pricing matters of overseas transactions between the Company and foreign affiliates, the Company has decreased a portion of unrecognized tax benefits during the year ended March 31, 2011.